Capital adequacy - Capital requirement (Details) - Parent Company - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Total capital requirement including buffers
Total CRR capital requirement	kr 9,393	kr 10,993
Total FSA capital requirement (for December 31, 2020 calculated as of September 30, 2020	kr 13,773	kr 15,606
Total CRR capital requirement (as a percent)	10.50%	12.40%
Total FSA capital requirement (as a percent, for December 31, 2020 calculated as of September 30, 2020	14.70%	16.40%
Minimum CRR capital requirement	8.00%
Minimum FSA capital requirement	8.00%
Additional Capital requirement according to Swedish FSA
Credit-related concentration risk (for December 31, 2020 calculated as of September 30, 2020)	kr 2,089	kr 2,089
Interest rate risk in the banking book (for December 31, 2020 calculated as of September 30, 2020)	844	844
Pension risk (for December 31, 2020 calculated as of September 30, 2020)	11	11
Other pillar 2 capital requirements (for December 31, 2020 calculated as of September 30, 2020)	936	936
Total Additional Capital requirement according to Swedish FSA (for December 31, 2020 calculated as of September 30, 2020)	kr 3,880	kr 3,880
Credit-related concentration risk (as a percent, for December 31, 2020 calculated as of September 30, 2020)	2.20%	2.20%
Interest rate risk in the banking book (as a percent, for December 31, 2020 calculated as of September 30, 2020)	0.90%	0.90%
Pension risk (as a percent, for December 31, 2020 calculated as of September 30, 2020)	0.00%	0.00%
Other Pillar 2 capital requirements (as a percent, for December 31, 2020 calculated as of September 30, 2020)	1.00%	1.00%
Total Additional Capital requirement according to Swedish FSA (as a percent, for December 31, 2020 calculated as of September 30, 2020)	4.10%	4.10%